POST BALANCE SHEET EVENTS (Narrative) (Details) - USD ($)			1 Months Ended		6 Months Ended
	Aug. 07, 2025	Mar. 14, 2025	Oct. 16, 2025	Aug. 29, 2025	Jun. 30, 2025	May 14, 2025	Feb. 27, 2025
Disclosure of non-adjusting events after reporting period [line items]
Minimum value requirement to maintain market value of publicly held shares		$ 15,000,000
Deficiency continuation for period of market value of publicly held shares		30 consecutive business days		10 consecutive business days
Value maintained to market value of publicly held shares				$ 15,000,000
Face amount of loan						$ 2,000,000	$ 4,000,000
Expenses for growth and development initiatives					$ 260,000,000,000
American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Deficiency continuation for below of bid price		30 consecutive business days
Minimum bid price		$ 1
Minimum bid price increased		$ 1
Regained compliance with minimum bid price requirement		ten consecutive business days
Events after reporting period [Member] | Sixth amendment to credit agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount of loan	$ 2,000,000		$ 2,000,000
Loan maturity	three months to October 1, 2026
Loan, interest rate basis	interest payments for the months of July and August 2025 would be paid-in-kind		interest payments for the months of September and October 2025 would be paid-in-kind